Solarflex Corp. - Statements of Operations	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Statements of Operations
Revenue	$ 0	$ 0
Expenses:
General and administrative	44,932	108,240
Total general and administrative expenses	44,932	108,240
Loss from operations	(44,932)	(108,240)
Other income (expense)
Interest expenses	(11,809)	(9,161)
Amortization of debt discount	$ (37,058)	$ (70,864)
Loss on extinguishment of debt	(199,305)	0
Total expense	$ (293,104)	$ (188,265)
Provision for income tax	0	0
Net loss	$ (293,104)	$ (188,265)
Loss per common share - basic and diluted | $ / shares	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted | shares	136,275,147	135,183,552